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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Annual Report to stockholders is filed herewith.

ANNUAL REPORTS

DECEMBER 31, 2005

                      TACTICAL GROWTH AND INCOME
                      STOCK ACCOUNT FOR VARIABLE ANNUITIES

                      TACTICAL SHORT-TERM
                      BOND ACCOUNT FOR VARIABLE ANNUITIES

                      TACTICAL AGGRESSIVE
                      STOCK ACCOUNT FOR VARIABLE ANNUITIES

                             EACH AN ACCOUNT OF
                      THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

TACTICAL GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES.....................................................    1

TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES....................   16

TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES...................   26

FACTORS CONSIDERED BY THE BOARDS OF MANAGERS IN APPROVING THE INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS.......................................   40

BOARD OF MANAGERS AND OFFICERS.............................................   43

                      [This Page Intentionally Left Blank]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Growth and Income Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of the Tactical Growth and Income Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2005, and the related statement of operations, the statements of changes in net assets and the selected per unit data and ratios for the year then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. Our audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Tactical Growth and Income Stock Account for Variable Annuities as of December 31, 2005, the results of its operations for the changes in its net assets and the selected per unit data and ratios for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Amper, Politziner, & Mattia, P.C.
-------------------------------------
New York, New York
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Growth and Income Stock Account for Variable Annuities:

We have audited the statement of changes in net assets of Tactical Growth and Income Stock Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios referred to above of Tactical Growth and Income Stock Account for Variable Annuities as of December 31, 2004 present fairly, in all material respects, the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $75,968,006) ......    $ 83,904,312
  Receivables:
    Dividends ..................................................         116,242
    Purchase payments and transfers from other funding options .          24,631
                                                                    ------------

      Total Assets .............................................      84,045,185
                                                                    ------------

LIABILITIES:
  Cash overdraft ...............................................           7,288
  Payables:
    Investment securities purchased ............................         161,022
    Contract surrenders and transfers to other funding options .          30,384
    Investment management and advisory fees ....................           5,997
    Variation on futures margin ................................          17,225
    Asset allocation fees ......................................          13,911
    Insurance charges ..........................................          23,187
  Accrued liabilities ..........................................              24
                                                                    ------------

      Total Liabilities ........................................         259,038
                                                                    ------------

NET ASSETS:                                                         $ 83,786,147
                                                                    ============

                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Dividends .......................................................     $  1,549,202
  Interest ........................................................          155,841
                                                                        ------------
    Total income ..................................................                      $  1,705,043

EXPENSES:
  Asset allocation fees ...........................................        1,053,162
  Investment management and advisory fees .........................          308,118
  Insurance charges ...............................................        1,191,298
                                                                        ------------

    Total expenses ................................................                         2,552,578
                                                                                         ------------

      Net investment income (loss) ................................                          (847,535)
                                                                                         ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................       63,505,724
    Cost of investment securities sold ............................       54,720,643
                                                                        ------------

      Net realized gain (loss) ....................................                         8,785,081

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2005 ...................        7,936,306
    Unrealized gain (loss) at December 31, 2004 ...................       10,966,838
                                                                        ------------

      Net change in unrealized gain (loss) for the year ...........                        (3,030,532)
                                                                                         ------------

        Net realized gain (loss) and change in unrealized gain (loss)                       5,754,549
                                                                                         ------------

  Net increase (decrease) in net assets resulting from operations .                      $  4,907,014
                                                                                         ============

                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 2005              2004
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $    (847,535)    $    (688,733)
  Net realized gain (loss) from investment security transactions .......        8,785,081         6,538,029
  Net change in unrealized gain (loss) on investment securities ........       (3,030,532)        2,916,126
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....        4,907,014         8,765,422
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,431,483 and 2,286,630 units, respectively) ........       10,114,739         8,937,059
  Participant transfers from other funding options
    (applicable to 523,391 and 537,536 units, respectively) ............        2,172,126         2,101,426
  Asset allocation transfers from other allocation options
    (applicable to 6,480,657 and 9,036,676 units, respectively) ........       25,864,931        35,740,121
  Administrative charges
    (applicable to 41,003 and 43,558 units, respectively) ..............         (173,512)         (176,885)
  Contract surrenders
    (applicable to 2,318,387 and 2,166,200 units, respectively) ........       (9,672,766)       (8,477,361)
  Participant transfers to other funding options
    (applicable to 1,265,713 and 1,620,771 units, respectively) ........       (5,269,839)       (6,538,362)
  Asset allocation transfers to other allocation options
    (applicable to 8,377,012 and 3,644,995 units, respectively) ........      (35,776,790)      (15,320,926)
  Other payments to participants
    (applicable to 99,118 and 40,361 units, respectively) ..............         (406,315)         (157,432)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions      (13,147,426)       16,107,640
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................       (8,240,412)       24,873,062

NET ASSETS:
  Beginning of year ....................................................       92,026,559        67,153,497
                                                                            -------------     -------------

  End of year ..........................................................    $  83,786,147     $  92,026,559
                                                                            =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      On December 1, 2005, Citigroup completed the sale of substantially all of its asset management business, Citigroup Asset Management, including, but not limited to, the Travelers Investment Management Company ("TIMCO") to Legg Mason, Inc. TIMCO provides equity management and advisory services for the Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS").

      Based upon the recommendation of the Audit Committee for Account TGIS, the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account TGIS's independent auditor, and voted to appoint Amper, Politziner & Mattia, P.C. as Account TGIS's independent auditor for the fiscal year ended December 31, 2005, effective November 10, 2005. During the two most recent fiscal years and through November 9, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account TGIS's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account TGIS and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      Account TGIS is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding Universal Annuity contracts issued by The Company. Account TGIS, established on October 30, 1986, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      This report is prepared for the general information of contract owners and is not an offer of units of Account TGIS or shares of Account TGIS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TGIS's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset or liability is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at December 31, 2005.

      When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at December 31, 2005.

      The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $45,538,960 and $59,329,291, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $9,734,636 and $10,148,000, respectively, for the year ended December 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At December 31, 2005, Account TGIS held 13 open S&P 500 Stock Index futures contracts expiring in March, 2006. The underlying face value, or notional value, of these contracts at December 31, 2005 amounted to $4,078,100. In connection with these contracts, short-term investments with a par value of $300,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $32,382 and $363,927 for the years ended December 31, 2005 and 2004, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2005 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

4. CONTRACT CHARGES

      Investment management and advisory fees are paid to TIMCO and calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets

      On an annual basis, an asset allocation fee is deducted for asset allocation services. From January 1, 2005 through August 31, 2005, this fee was 1.25% of the average net assets of Account TGIS. On September 1, 2005, this fee was reduced to 0.75%. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TGIS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date.

5. NET CONTRACT OWNERS' EQUITY

                                                                       DECEMBER 31, 2005
                                                            ------------------------------------------

                                                                             UNIT
                                                              UNITS          VALUE         NET ASSETS
                                                            ----------      --------      ------------
Total M&E and Rider Charges 1.25%, 3.5% AIR ...........     19,269,674      $  4.348      $ 83,786,147
                                                                                          ------------

Net Contract Owners' Equity ...........................                                   $ 83,786,147
                                                                                          ============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase. Account TGIS had no contracts in the payout phase at December 31, 2005.

6. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.25%, 3.5% AIR                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002          2001
                                                                    ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .075      $   .073      $   .056      $   .052      $   .064
    Operating expenses ........................................       .110          .110          .094          .097          .117
                                                                  --------      --------      --------      --------      --------

    Net investment income (loss) ..............................      (.035)        (.037)        (.038)        (.045)        (.053)

    Unit value at beginning of year ...........................      4.195         3.818         3.057         3.914         4.679
    Net realized and change in unrealized gains (losses) ......       .188          .414          .799         (.812)        (.712)
                                                                  --------      --------      --------      --------      --------

    Unit value at end of year .................................   $  4.348      $  4.195      $  3.818      $  3.057      $  3.914
                                                                  ========      ========      ========      ========      ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .15      $    .38      $    .76      $   (.86)     $   (.77)
    Ratio of operating expenses to average net assets .........       2.65%         2.82%         2.82%         2.82%         2.82%
    Ratio of net investment income (loss) to average net assets      (0.84)%       (0.96)%       (1.14)%       (1.27)%       (1.30)%
    Number of units outstanding at end of year (thousands) ....     19,270        21,935        17,590        39,162        38,818
    Portfolio turnover rate ...................................         50%           67%           68%           84%           59%

7. SUBSEQUENT EVENT

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 27, 2006, regarding Account TGIS. If the proxy vote is favorable, Account TGIS will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc.

      MetLife owned of record and beneficially 62.1% of the outstanding units of Account TGIS as of the record date: January 31, 2006.

      MetLife acquired such units in order to help ensure that sufficient votes are cast at the Meetings to meet the applicable quorum requirements, including the 1940 Act requirements for Contract Owner voting noted above. However, the units owned by MetLife will not affect the proportion of voting Contract Owners who vote for or against a Reorganization. More specifically, MetLife will vote the units it owns in the same proportion (for, against, or abstain) to those units for which timely voting instructions are received from Contract Owners.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                       % of net
                                                                        assets
                                                                       --------
COMMON STOCK
Technology............................................................    13.7
Banking...............................................................     8.6
Pharmaceuticals.......................................................     6.6
Retail................................................................     6.0
Insurance.............................................................     5.6
Integrated Energy.....................................................     5.2
Conglomerates.........................................................     4.9
Brokerage.............................................................     3.6
Telecommunications....................................................     3.4
Consumer..............................................................     3.2
Healthcare............................................................     3.0
Multimedia............................................................     2.5
Oil Companies.........................................................     2.5
Food..................................................................     2.2
Beverage..............................................................     2.1
Finance...............................................................     2.0
Medical Supplies......................................................     1.9
Transportation Services...............................................     1.6
Electric Utilities....................................................     1.4
Metals................................................................     1.4
Tobacco...............................................................     1.3
Independent Energy....................................................     1.2
Utilities.............................................................     1.1
Services..............................................................     1.0
Aerospace.............................................................     0.9
Automotive............................................................     0.9
Biotechnology.........................................................     0.8
Chemicals.............................................................     0.8
Defense...............................................................     0.8
United States Agency Securities.......................................     0.8
Capital Goods.........................................................     0.6
Lodging...............................................................     0.5
Paper.................................................................     0.5
Entertainment.........................................................     0.4
Home Construction.....................................................     0.4
Machinery.............................................................     0.4
Media Non-Cable.......................................................     0.3
Building Materials....................................................     0.1
                                                                        ------
TOTAL COMMON STOCK....................................................    94.2
                                                                        ------

SHORT-TERM INVESTMENTS
Commercial Paper......................................................     5.5
United States of America Treasury.....................................     0.4
                                                                        ------
TOTAL SHORT-TERM INVESTMENTS..........................................     5.9
                                                                        ------

TOTAL INVESTMENTS.....................................................   100.1
                                                                        ------

Other Assets and Liabilities..........................................   (0.1)
                                                                        ------

TOTAL NET ASSETS (100.0%).............................................   100.0
                                                                        ======

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                    ----------      -----------
COMMON STOCK (94.2%)

AEROSPACE (0.9%)
  Boeing Co.                                           4,434        $   311,444
  General Dynamics Corp.                               3,982            454,147
                                                                    -----------
                                                                        765,591
                                                                    -----------
AUTOMOTIVE (0.9%)
  Ford Motor Co.                                       7,524             58,085
  Harley-Davidson                                      2,169            111,682
  Oshkosh Truck                                        4,040            180,144
  PACCAR Inc.                                          5,343            369,896
                                                                    -----------
                                                                        719,807
                                                                    -----------
BANKING (8.6%)
  Bank of America Corp.                               35,444          1,635,741
  Bank of New York Co., Inc.  (A)                      5,413            172,404
  Capital One Financial Corp.                          4,538            392,083
  Comerica, Inc. (A)                                   5,018            284,822
  JP Morgan Chase & Co.                               30,578          1,213,641
  KeyCorp                                              3,257            107,253
  Marshall & Ilsley Corp.                              2,797            120,383
  MBNA Corp.                                           3,078             83,598
  National City Corp.                                 10,140            340,400
  PNC Financial Services Group                         3,121            192,971
  State Street Corp.                                   3,463            191,989
  Suntrust Banks, Inc. (A)                             7,273            529,183
  U.S. Bancorp                                        10,531            314,772
  Wachovia Corp.                                      16,469            870,551
  Wells Fargo & Co.                                   12,592            791,155
                                                                    -----------
                                                                      7,240,946
                                                                    -----------
BEVERAGE (2.1%)
  Coca-Cola Co.                                       12,435            501,255
  Coca-Cola Enterprises Inc.                          11,201            214,723
  Constellation Brands Inc. (A)                        5,926            341,338
  PepsiCo, Inc.                                       12,029            710,673
                                                                    -----------
                                                                      1,767,989
                                                                    -----------
BIOTECHNOLOGY (0.8%)
  Genetech Inc. (A)                                    3,062            283,235
  Gilead Sciences, Inc.                                7,707            405,619
                                                                    -----------
                                                                        688,854
                                                                    -----------
BROKERAGE (3.6%)
  Amerprise Financial, Inc.                            2,215             90,815
  Bear Stearns Companies                               4,031            465,701
  Franklin Resources, Inc.                             2,171            204,096
  Goldman Sachs Group Inc.                             5,190            662,815
  Lehman Brothers Holdings Inc. (A)                    4,576            586,506
  Merrill Lynch & Co.                                  7,246            490,772
  Morgan Stanley                                       9,112            517,015
                                                                    -----------
                                                                      3,017,720
                                                                    -----------
BUILDING MATERIALS (0.1%)
  Masco Corp.                                          3,002             90,630
                                                                    -----------
CAPITAL GOODS (0.6%)
  Danaher Corp.                                        1,651             92,093
  Deere & Co. (A)                                      4,122            280,749
  Eaton Corp. (A)                                      1,510            101,306
                                                                    -----------
                                                                        474,148
                                                                    -----------
CHEMICALS (0.8%)
  Dow Chemical                                         8,590            376,414
  E.I. du Pont de Nemours & Co.                        3,218            136,765
  Monsanto Co.                                         1,895            146,919
                                                                    -----------
                                                                        660,098
                                                                    -----------
CONGLOMERATES (4.9%)
  3M Co.                                               3,927            304,342
  General Electric Co.                                75,891          2,659,980
  Honeywell International, Inc.                        6,198            230,876
  Parker-Hannifin                                        881             58,111
  Tyco International Ltd.                             15,496            447,215
  United Technologies Corp.                            7,455            416,809
                                                                    -----------
                                                                      4,117,333
                                                                    -----------
CONSUMER (3.2%)
  ACCO Brands Corp. (A)                                  981             24,034
  Ball Corp.                                           3,339            132,625
  Black & Decker Corp.                                 1,977            171,920
  Colgate-Palmolive Co. (A)                            2,486            136,357
  Energizer Holdings, Inc.                             1,976             98,385
  Fortune Brands                                       4,175            325,734
  Molson Coors Brewing Co.                             2,622            175,648
  NIKE, Inc. (Class B)                                   928             80,541
  Procter & Gamble Co.                                21,852          1,264,794
  Sealed Air Corp. (A)                                 4,163            233,836
                                                                    -----------
                                                                      2,643,874
                                                                    -----------
DEFENSE (0.8%)
  Lockheed Martin Corp.                                4,607            293,143
  Northrop Grumman Corp.                               6,004            360,900
                                                                    -----------
                                                                        654,043
                                                                    -----------
ELECTRIC UTILITIES (1.4%)
  American Electric Power                              9,825            364,409
  Edison International                                 7,310            318,789
  FirstEnergy Corp. (A)                                7,627            373,647
  Public Service Enterprise Group                      2,103            136,632
                                                                    -----------
                                                                      1,193,477
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                    ----------      -----------
ENTERTAINMENT (0.4%)
  Viacom, Inc. (Class B)                               9,396        $   306,310
                                                                    -----------
FINANCE (2.0%)
  American Express                                    11,079            570,125
  CIT Group Holdings, Inc.                             6,452            334,085
  Countrywide Financial                                8,260            282,409
  E*Trade Financial Corp. (A)                         14,256            297,380
  Principal Financial Group                            4,586            217,514
                                                                    -----------
                                                                      1,701,513
                                                                    -----------
FOOD (2.2%)
  Archer-Daniels Midland Co.                          11,813            291,309
  Darden Restaurants, Inc.                             5,871            228,264
  General Mills, Inc.                                  4,996            246,403
  Hormel Foods Corp. (A)                               2,623             85,720
  Kellogg Co.                                          1,522             65,781
  McDonald's Corp.                                    14,729            496,662
  Sara Lee Corp.                                       5,725            108,203
  Smithfield Foods                                     8,654            264,812
  Yum! Brands                                          2,036             95,448
                                                                    -----------
                                                                      1,882,602
                                                                    -----------
HEALTHCARE (3.0%)
  Aetna Inc.                                           3,862            364,225
  Caremark Rx, Inc. (A)                                4,699            243,361
  Humana, Inc.                                         7,546            409,974
  Medco Health Solutions                               2,091            116,678
  UnitedHealth Group, Inc.                            16,125          1,002,007
  Wellpoint, Inc. (A)                                  4,154            331,448
                                                                    -----------
                                                                      2,467,693
                                                                    -----------
HOME CONSTRUCTION (0.4%)
  K.B. HOME                                            2,216            161,015
  Pulte Homes, Inc.                                    5,294            208,372
                                                                    -----------
                                                                        369,387
                                                                    -----------
INDEPENDENT ENERGY (1.2%)
  Anadarko Petroleum Corp.                             2,206            209,019
  Burlington Resources                                 6,480            558,576
  Devon Energy Corp.                                   3,295            206,069
                                                                    -----------
                                                                        973,664
                                                                    -----------
INSURANCE (5.6%)
  ACE Limited                                          2,190            117,034
  AFLAC Inc.                                           3,966            184,102
  Allstate Corp.                                       5,037            272,351
  Ambac Financial Group                                4,277            329,586
  American International Group                        20,150          1,374,834
  Aon Corp.                                            2,257             81,139
  Chubb Corp.                                          4,767            465,498
  CIGNA Corp.                                          2,857            319,127
  First Horizon National                                  36              1,384
  Hartford Financial Services Group, Inc.              1,585            136,136
  Jefferson-Pilot Corp.                                1,080             61,484
  Lincoln National Corp.                               1,449             76,840
  Marsh & McLennan Cos., Inc.                          3,858            122,530
  MGIC Investment Corp. (A)                            2,747            180,808
  Progressive Corp.                                    3,347            390,863
  Prudential Financial, Inc.                           7,300            534,287
                                                                    -----------
                                                                      4,648,003
                                                                    -----------
INTEGRATED ENERGY (5.2%)
  Chevron Corp.                                       16,078            912,748
  ConocoPhillips                                      10,362            602,861
  Exxon Mobil Corp.                                   45,420          2,551,241
  Marathon Oil                                         4,826            294,241
                                                                    -----------
                                                                      4,361,091
                                                                    -----------
LODGING (0.5%)
  Marriott International, Inc.                         5,554            371,951
  Starwood Hotels & Resorts                            1,317             84,104
                                                                    -----------
                                                                        456,055
                                                                    -----------
MACHINERY (0.4%)
  Ingersoll-Rand Co. (Class A)                         9,020            364,137
                                                                    -----------
MEDIA NON-CABLE (0.3%)
  News Corp. Limited                                  18,479            287,348
                                                                    -----------
MEDICAL SUPPLIES (1.9%)
  Abbott Laboratories                                  8,125            320,369
  Becton, Dickinson and Company                        1,818            109,225
  Boston Scientific (A)                                6,158            150,809
  Cardinal Health                                      1,258             86,488
  Herman Miller Inc.                                   5,153            145,263
  Hospira, Inc. (A)                                      651             27,850
  Medtronic, Inc.                                      8,845            509,207
  Zimmer Holdings, Inc. (A)                            3,818            257,486
                                                                    -----------
                                                                      1,606,697
                                                                    -----------
METALS (1.4%)
  Allegheny Technologies, Inc.                         7,765            280,161
  Newmont Mining Corp.                                 3,041            162,389
  Nucor Corp.                                          4,880            325,594
  Phelp's Dodge Corp. (A)                              2,565            369,027
                                                                    -----------
                                                                      1,137,171
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                    ----------      -----------
MULTIMEDIA (2.5%)
  Brown-Forman Corp.  (Class B)                        1,924        $   133,372
  Comcast Corp.  (Class A)                            15,582            404,509
  Gannett Co., Inc.                                    3,497            211,813
  Mcgraw-Hill Companies, Inc. (A)                      2,649            136,768
  Time Warner Inc.                                    45,029            785,306
  Walt Disney Co.                                     17,262            413,770
                                                                    -----------
                                                                      2,085,538
                                                                    -----------
OIL COMPANIES (2.5%)
  Baker Hughes Inc.                                    3,644            221,482
  Halliburton Co.                                      3,069            190,155
  Occidental Petroleum Corp. (A)                       5,588            446,369
  Schlumberger Ltd.                                    5,056            491,190
  Sunoco Inc.                                          2,411            188,974
  Transocean, Inc. (A)                                 3,314            230,953
  Valero Energy Corp.                                  5,710            294,636
                                                                    -----------
                                                                      2,063,759
                                                                    -----------
PAPER (0.5%)
  International Paper (A)                              3,706            124,559
  Kimberly Clark Corp.                                 3,734            222,733
  Weyerhaeuser Co.                                     1,559            103,424
                                                                    -----------
                                                                        450,716
                                                                    -----------
PHARMACEUTICALS (6.6%)
  AmerisourceBergen Corp.                              5,204            215,446
  Amgen, Inc. (A)                                      9,688            763,996
  Biogen Idec Inc. (A)                                 4,867            220,621
  Bristol-Myers Squibb                                13,944            320,433
  Eli Lilly & Co. (A)                                  6,614            374,286
  Johnson & Johnson                                   21,535          1,294,254
  Merck & Co., Inc.                                   15,965            507,847
  Pfizer Inc.                                         53,885          1,256,598
  Schering-Plough Corp.                               10,606            221,135
  Wyeth                                                6,876            316,777
                                                                    -----------
                                                                      5,491,393
                                                                    -----------
RETAIL (6.0%)
  Abercrombie & Fitch Co.                              2,700            175,986
  Albertsons, Inc. (A)                                 7,619            162,666
  American Eagle Outfitters                            4,184             96,148
  Autozone, Inc. (A)                                   2,027            185,977
  Best Buy Co. Inc.                                    4,641            201,791
  Costco Wholesale Corp.                               3,390            167,703
  CVS Corp.                                           10,093            266,657
  Federated Department Stores, Inc.                    1,944            128,945
  Gamestop Corp.                                       2,386             68,955
  Home Depot, Inc.                                    13,977            565,789
  Jones Apparel Group, Inc.                              823             25,283
  Kohl's Corp.                                         5,207            253,060
  Lowe's Cos.                                          7,196            479,685
  Nordstrom, Inc.                                      7,194            269,056
  Office Depot, Inc. (A)                               2,204             69,206
  Staples Inc.                                         5,538            125,757
  Supervalu, Inc.                                      5,940            192,931
  Target Corp.                                         9,019            495,774
  The Gap, Inc.                                        4,063             71,671
  Walgreen Co.                                         3,756            166,241
  Wal-Mart Stores, Inc.                               17,673            827,096
                                                                    -----------
                                                                      4,996,377
                                                                    -----------
SERVICES (1.0%)
  Cendant Corp.                                        8,097            139,673
  eBay Inc.                                            8,357            361,440
  Yahoo! Inc. (A)                                      9,687            379,537
                                                                    -----------
                                                                        880,650
                                                                    -----------
TECHNOLOGY (13.7%)
  Advanced Micro Devices (A)                           6,434            196,880
  Analog Devices, Inc.                                 2,808            100,723
  Apple Computer (A)                                   7,997            574,904
  Autodesk, Inc.                                       1,627             69,880
  Cisco Systems, Inc. (A)                             49,362            845,077
  Comverse Technology Inc.                            12,835            341,283
  Corning Inc.                                        10,223            200,984
  Dell Inc.                                           18,270            547,917
  EMC Corp. (A)                                       18,084            246,304
  Fiserv Inc.                                          1,916             82,905
  Hewlett Packard Co.                                 22,236            636,617
  Intel Corp.                                         47,201          1,178,137
  International Business Machine                      13,088          1,075,834
  Jabil Circuit                                        7,171            265,972
  KLA-Tencor Corp.  (A)                                1,484             73,206
  Lexmark International  (Class A)                       945             42,364
  Maxim Intergrated Products                           2,325             84,258
  Micron Technology, Inc.                             15,678            208,674
  Microsoft Corp.                                     69,233          1,810,444
  Motorola, Inc.                                      17,243            389,519
  Oracle Corp.                                        36,583            446,678
  Scientific-Atlanta, Inc. (A)                         7,772            334,740
  Sun Microsystems, Inc. (A)                          25,715            107,746
  Sybase, Inc. (A)                                     8,081            176,651
  Symantec Corp. (A)                                   9,509            166,407
  Texas Instruments Inc.                              14,712            471,814
  Thomas & Betts Corp. (A)                             6,792            284,992
  Waters Corp. (A)                                     4,405            166,509
  Xerox Corp. (A)                                     24,061            352,494
                                                                    -----------
                                                                     11,479,913
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                    ----------      -----------
TELECOMMUNICATIONS (3.4%)
  AT&T, Inc.                                          27,790        $   680,579
  BellSouth Corp.                                     11,662            316,040
  CenturyTel, Inc.                                     8,499            281,827
  QUALCOMM, Inc.                                      10,886            468,969
  Sprint Corp.                                        20,531            479,604
  Verizon Communications                              19,889            599,057
                                                                    -----------
                                                                      2,826,076
                                                                    -----------
TOBACCO (1.3%)
  Altria Group                                        15,049          1,124,461
                                                                    -----------
TRANSPORTATION SERVICES (1.6%)
  Burlington Northern Santa Fe                         6,069            429,807
  CSX Corp.                                            5,573            282,941
  United Parcel Service (Class B)                      8,344            627,052
                                                                    -----------
                                                                      1,339,800
                                                                    -----------
UNITED STATES AGENCY SECURITIES (0.8%)
  Fannie Mae                                          11,648            568,539
  Freddie Mac (A)                                      1,560            101,946
                                                                    -----------
                                                                        670,485
                                                                    -----------
UTILITIES (1.1%)
  AES Corp. (A)                                       19,863            314,431
  Exelon Corp.                                         3,010            159,951
  National Fuel Gas Co.                                1,914             59,698
  The Southern Co.                                     4,293            148,237
  TXU Corp.                                            5,640            283,072
                                                                    -----------
                                                                        965,389
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $71,036,158)                                                 78,970,738
                                                                    -----------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  ----------
SHORT-TERM INVESTMENTS (5.9%)
COMMERCIAL PAPER (5.5%)
  Chesham FNC
    4.40% due January 5, 2006                     $2,183,000          2,182,465
  UBS AG
    4.25% due January 3, 2006                      1,852,000          1,852,000
  Victory Receivables Corp.,
    4.40% due January 5, 2006                        600,000            599,852

                                                                    -----------
                                                                      4,634,317
                                                                    -----------

UNITED STATES TREASURY (0.4%)
  United States of America Treasury
    3.93% due January 26, 2006 (B)                   300,000            299,257
                                                                    -----------

TOTAL SHORT-TERM
  INVESTMENTS (COST $4,931,848)                                       4,933,574
                                                                    -----------

                                                   NOTIONAL
                                                    VALUE
                                                  ----------
FUTURES CONTRACTS (0.0%)
  S&P 500 Index,

    Exp. March, 2006 (C)                          $4,078,100
                                                                    -----------

TOTAL INVESTMENTS (100.1%)
  (COST $75,968,006) (D)                                             83,904,312
                                                                    -----------

  Other Assets and Liabilities (-0.1%)                                 (118,165)
                                                                    -----------

  TOTAL NET ASSETS (100.0%)                                         $83,786,147
                                                                    ===========

NOTES

(A)   Non-income Producing Security.

(B) Par value of $300,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 2 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2005 net unrealized appreciation for all securities was 7,936,306. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $10,709,669 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,773,363.

                        See Notes to Financial Statements

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Short-Term Bond Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of the Tactical Short-Term Bond Account for Variable Annuities, including the statement of investments, as of December 31, 2005, and the related statement of operations, the statements of changes in net assets and the selected per unit data and ratios for the year then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. Our audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Tactical Short-Term Bond Account for Variable Annuities as of December 31, 2005, the results of its operations for the changes in its net assets and the selected per unit data and ratios for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Amper, Politziner, & Mattia, P.C.
-------------------------------------
New York, New York
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Short-Term Bond Account for Variable Annuities:

We have audited the statement of changes in net assets of Tactical Short-Term Bond Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios of Tactical Short-Term Bond Account for Variable Annuities as of December 31, 2004 referred to above present fairly, in all material respects, the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $135,602,714) .....    $135,648,461
  Cash .........................................................             614
  Receivables:
    Interest ...................................................              11
    Purchase payments and transfers from other funding options .          50,450
  Other assets .................................................              14
                                                                    ------------

      Total Assets .............................................     135,699,550
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          60,027
    Investment management and advisory fees ....................           9,600
    Asset allocation fees ......................................          22,270
    Insurance charges ..........................................          37,120
                                                                    ------------

      Total Liabilities ........................................         129,017
                                                                    ------------

NET ASSETS:                                                         $135,570,533
                                                                    ============

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Interest ........................................................                      $  3,505,121

EXPENSES:
  Asset allocation fees ...........................................     $  1,095,989
  Investment management and advisory fees .........................          341,599
  Insurance charges ...............................................        1,320,751
                                                                        ------------

    Total expenses ................................................                         2,758,339
                                                                                         ------------

      Net investment income (loss) ................................                           746,782
                                                                                         ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................       41,664,790
    Cost of investment securities sold ............................       41,664,822
                                                                        ------------

      Net realized gain (loss) ....................................                               (32)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2005 ...................           45,747
    Unrealized gain (loss) at December 31, 2004 ...................           (8,444)
                                                                        ------------

      Net change in unrealized gain (loss) for the year ...........                            54,191
                                                                                         ------------

        Net realized gain (loss) and change in unrealized gain (loss)                          54,159
                                                                                         ------------

  Net increase (decrease) in net assets resulting from operations .                      $    800,941
                                                                                         ============

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 2005              2004
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $     746,782     $  (1,695,127)
  Net realized gain (loss) from investment security transactions .......              (32)              (44)
  Net change in unrealized gain (loss) on investment securities ........           54,191            (7,050)
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....          800,941        (1,702,221)
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 9,597,766 and 10,672,938 units, respectively) .......       14,281,758        15,973,911
  Participant transfers from other funding options
    (applicable to 2,579,864 and 2,470,547 units, respectively) ........        3,838,932         3,693,293
  Asset allocation transfers from other allocation options
    (applicable to 47,550,881 and 22,832,754 units, respectively) ......       70,697,923        33,938,720
  Administrative charges
    (applicable to 117,181 and 110,198 units, respectively) ............         (174,859)         (164,352)
  Contract surrenders
    (applicable to 6,511,162 and 7,389,407 units, respectively) ........       (9,687,469)      (11,060,389)
  Participant transfers to other funding options
    (applicable to 3,233,295 and 2,821,213 units, respectively) ........       (4,810,331)       (4,222,567)
  Asset allocation transfers to other allocation options
    (applicable to 32,763,060 and 42,277,378 units, respectively) ......      (48,655,823)      (63,098,653)
  Other payments to participants
    (applicable to 208,435 and 148,245 units, respectively) ............         (309,789)         (222,222)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions       25,180,342       (25,162,259)
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................       25,981,283       (26,864,480)

NET ASSETS:
  Beginning of year ....................................................      109,589,250       136,453,730
                                                                            -------------     -------------

  End of year ..........................................................    $ 135,570,533     $ 109,589,250
                                                                            =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management, including, but not limited to, the Travelers Investment Management Company ("TIMCO") to Legg Mason, Inc. TIMCO provides equity management and advisory services for the Tactical Short-Term Bond Account for Variable Annuities ("Account TSB").

      Based upon the recommendation of the Audit Committee for Account TSB, the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account TSB's independent auditor, and voted to appoint Amper, Politziner & Mattia, P.C. as Account TSB's independent auditor for the fiscal year ended December 31, 2005, effective November 10, 2005. During the two most recent fiscal years and through November 9, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account TSB's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account TSB and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      Account TSB is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding Universal Annuity contracts issued by The Company. Account TSB, established on October 30, 1986, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      This report is prepared for the general information of contract owners and is not an offer of units of Account TSB or shares of Account TSB's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TSB's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks.

      Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at December 31, 2005.

      The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENTS

      Realized gains and losses from investment security transactions are reported on an identified cost basis.

4. CONTRACT CHARGES

      Investment management and advisory fees are paid to TIMCO and calculated daily at an annual rate of 0.3233% of Account TSB's average net assets.

      On an annual basis, an asset allocation fee is deducted for asset allocation services. From January 1, 2005 through August 31, 2005 this fee was 1.25% of the average net assets of Account TSB. On September 1, 2005 this fee was reduced to 0.75%. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TSB.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date.

5. NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2005
                                                                   -------------------------------------------

                                                                                    UNIT
                                                                     UNITS          VALUE         NET ASSETS
                                                                   ----------      --------      -------------
Total M&E and Rider Charges 1.25%, 3.5% AIR ...................    90,622,984      $  1.496      $ 135,570,533
                                                                                                 -------------

Net Contract Owners' Equity ...................................                                  $ 135,570,533
                                                                                                 =============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase. Account TSB had no contracts in the payout phase at December 31, 2005.

6. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.25%, 3.5% AIR                                      FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002          2001
                                                                    ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .048      $   .020      $   .018      $   .028      $   .065
    Operating expenses ........................................       .039          .042          .043          .044          .044
                                                                  --------      --------      --------      --------      --------

    Net investment income (loss) ..............................       .009         (.022)        (.025)        (.016)         .021

    Unit value at beginning of year ...........................      1.486         1.508         1.533         1.549         1.527
    Net realized and change in unrealized gains (losses) ......       .001            --            --            --          .001
                                                                  --------      --------      --------      --------      --------

    Unit value at end of year .................................   $  1.496      $  1.486      $  1.508      $  1.533      $  1.549
                                                                  ========      ========      ========      ========      ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .01      $   (.02)     $   (.03)     $   (.02)     $    .02
    Ratio of operating expenses to average net assets .........       2.65%         2.82%         2.82%         2.82%         2.82%
    Ratio of net investment income (loss) to average net assets       0.61%        (1.43)%       (1.67)%       (1.04)%        1.37%
    Number of units outstanding at end of year (thousands) ....     90,623        73,728        90,498        20,968        23,384

7. SUBSEQUENT EVENT

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 27, 2006, regarding Account TSB. If the proxy vote is favorable, Account TSB will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

      MetLife owned of record and beneficially 64.1% of the outstanding units of Account TSB as of the record date: January 31, 2006.

      MetLife acquired such units in order to help ensure that sufficient votes are cast at the Meetings to meet the applicable quorum requirements, including the 1940 Act requirements for Contract Owner voting noted above. However, the units owned by MetLife will not affect the proportion of voting Contract Owners who vote for or against a Reorganization. More specifically, MetLife will vote the units it owns in the same proportion (for, against, or abstain) to those units for which timely voting instructions are received from Contract Owners.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                       % OF NET
                                                                        ASSETS
                                                                       --------

SHORT-TERM INVESTMENTS
  Commercial Paper                                                        100.1
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS                                              100.1
                                                                       --------

TOTAL INVESTMENTS                                                         100.1
                                                                       --------

                                                                       --------
Other Assets and Liabilities                                               (0.1)
                                                                       --------

TOTAL NET ASSETS                                                          100.0
                                                                       ========

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                            PRINCIPAL                 FAIR
                                                                                             AMOUNT                  VALUE
                                                                                         -------------           -------------
SHORT-TERM INVESTMENTS (100.1%)

COMMERCIAL PAPER (100.1%)
  Abbey National North America, 4.33% Due January 4, 2006....................            $   6,500,000           $   6,499,213
  American Express Credit Corp., 4.34% Due January 25, 2006..................                6,500,000               6,482,879
  Atlass Commercial Paper, 4.40% Due January 31, 2006........................                3,595,000               3,582,781
  BDX Commercial Paper, 4.33% Due January 23, 2006...........................                3,000,000               2,992,812
  Comsec Commercial Paper, 4.37% Due January 5, 2006.........................                5,813,000               5,811,564
  DRS Financial, 4.37% Due January 9, 2006...................................                6,500,000               6,495,288
  Gannett Co Inc, 4.33% Due January 18, 2006.................................                6,500,000               6,488,300
  General Electric Capital , 4.32% Due January 13, 2006......................                6,500,000               6,492,219
  Goldman Sachs Group, Inc., 4.34% Due January 9, 2006.......................                6,500,000               6,495,288
  Govcir, 4.35% Due January 18, 2006.........................................                6,500,000               6,488,300
  Hannover Funding Co LLC, 4.42% Due January 30, 2006........................                6,500,000               6,478,602
  HSBC Finance Corperation, 4.44% Due February 2, 2006.......................                6,500,000               6,476,652
  Jacket, 4.37% Due January 9, 2006..........................................                6,551,000               6,546,185
  KFWPP, 4.33% Due January 26, 2006..........................................                6,400,000               6,382,502
  Kochi Commercial Paper, 4.34% Due January 27, 2006.........................                6,500,000               6,481,326
  Oldline Commercial Paper, 4.35% Due January 17, 2006.......................                6,500,000               6,488,898
  PHPP Commercial Paper, 4.34% Due January 10, 2006..........................                6,300,000               6,294,670
  Rabobank USA Financial Corp., 4.34% Due January 5, 2006....................                6,500,000               6,499,220
  Societe Generale , 4.34% Due January 10, 2006..............................                6,500,000               6,494,540
  St Germain Holdings LTD, 4.37% Due January 5, 2006.........................                3,653,000               3,652,098
  TDH USA, 4.35% Due January 23, 2006........................................                6,500,000               6,484,536
  Toyota Motor Credit Corp., 4.37% Due February 1, 2006......................                6,500,000               6,477,588
  UBS AG, 4.25% Due January 3, 2006..........................................                3,063,000               3,063,000
                                                                                                                 -------------

TOTAL INVESTMENTS (100.1%)
  (COST $135,602,714)........................................................                                      135,648,461
                                                                                                                 -------------

  Other Assets and Liabilities (-0.1%).......................................                                         (77,928)
                                                                                                                 -------------

TOTAL NET ASSETS (100.0%)..................................................                                      $ 135,570,533
                                                                                                                 =============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Aggressive Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of Tactical Aggressive Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2005, and the related statement of operations, the statements of changes in net assets and the selected per unit data and ratios for the year then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. Our audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Tactical Aggressive Stock Account for Variable Annuities as of
December 31, 2005, the results of its operations for the changes in its net assets and the selected per unit data and ratios for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Amper, Politziner, & Mattia, P.C.
-------------------------------------
New York, New York
February 21, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Managers and the Owners of Variable Annuity Contracts of Tactical Aggressive Stock Account for Variable Annuities:

We have audited the statement of changes in net assets of Tactical Aggressive Stock Account for Variable Annuities as of December 31, 2004, and the selected per unit data and ratios for each of the years in the four-year period then ended. The statement of changes in net assets and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and selected per unit data and ratios referred to above of Tactical Aggressive Stock Account for Variable Annuities as of December 31, 2004 present fairly, in all material respects, the changes in its net assets for the year then ended, and the selected per unit data and ratios for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
February 17, 2005

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
  Investment securities, at fair value (cost $111,944,796) .....    $124,264,175
  Cash .........................................................             501
  Receivables:
    Dividends ..................................................          86,144
    Interest ...................................................           1,380
    Investment securities sold .................................       5,860,346
    Purchase payments and transfers from other funding options .          59,759
  Other assets .................................................              33
                                                                    ------------

      Total Assets .............................................     130,272,338
                                                                    ------------

LIABILITIES:
  Payables:
    Investment securities purchased ............................       5,957,181
    Contract surrenders and transfers to other funding options .          66,532
    Investment management and advisory fees ....................           9,608
    Variation on futures margin ................................          16,250
    Asset allocation fees ......................................          20,589
    Insurance charges ..........................................          34,316
  Accrued liabilities ..........................................              25
                                                                    ------------

      Total Liabilities ........................................       6,104,501
                                                                    ------------

NET ASSETS:                                                         $124,167,837
                                                                    ============

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Dividends .......................................................     $  1,640,096
  Interest ........................................................          200,535
                                                                        ------------
    Total income ..................................................                      $  1,840,631

EXPENSES:
  Asset allocation fees ...........................................        1,313,648
  Investment management and advisory fees .........................          423,465
  Insurance charges ...............................................        1,512,377
                                                                        ------------

    Total expenses ................................................                         3,249,490
                                                                                         ------------

      Net investment income (loss) ................................                        (1,408,859)
                                                                                         ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      166,853,536
    Cost of investment securities sold ............................      145,565,368
                                                                        ------------

      Net realized gain (loss) ....................................                        21,288,168

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at December 31, 2005 ...................       12,319,379
    Unrealized gain (loss) at December 31, 2004 ...................       17,777,144
                                                                        ------------

      Net change in unrealized gain (loss) for the year ...........                        (5,457,765)
                                                                                         ------------

        Net realized gain (loss) and change in unrealized gain (loss)                      15,830,403
                                                                                         ------------

  Net increase (decrease) in net assets resulting from operations .                      $ 14,421,544
                                                                                         ============

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 2005              2004
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $  (1,408,859)    $  (1,465,026)
  Net realized gain (loss) from investment security transactions .......       21,288,168         8,625,357
  Net change in unrealized gain (loss) on investment securities ........       (5,457,765)        5,746,599
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....       14,421,544        12,906,930
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 3,894,635 and 3,007,685 units, respectively) ........       23,698,779        16,271,126
  Participant transfers from other funding options
    (applicable to 1,606,340 and 1,144,554 units, respectively) ........        9,718,936         6,147,720
  Asset allocation transfers from other allocation options
    (applicable to 3,974,620 and 5,027,962 units, respectively) ........       22,790,892        27,358,532
  Administrative charges
    (applicable to 39,081 and 35,763 units, respectively) ..............         (245,972)         (203,552)
  Contract surrenders
    (applicable to 1,712,299 and 1,289,517 units, respectively) ........      (10,432,783)       (6,950,317)
  Participant transfers to other funding options
    (applicable to 716,560 and 15,380 units, respectively) .............       (4,383,387)          215,407
  Asset allocation transfers to other allocation options
    (applicable to 5,469,691 and 3,144,244 units, respectively) ........      (34,921,133)      (18,617,795)
  Other payments to participants
    (applicable to 18,036 and 13,843 units, respectively) ..............         (108,750)          (72,531)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions        6,116,582        24,148,590
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................       20,538,126        37,055,520

NET ASSETS:
  Beginning of year ....................................................      103,629,711        66,574,191
                                                                            -------------     -------------

  End of year ..........................................................    $ 124,167,837     $ 103,629,711
                                                                            =============     =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management, including, but not limited to, the Travelers Investment Management Company ("TIMCO") to Legg Mason, Inc. TIMCO provides equity management and advisory services for the Tactical Aggressive Stock Account for Variable Annuities ("Account TAS").

      Based upon the recommendation of the Audit Committee for Account TAS, the Board of Managers determined not to retain KPMG LLP ("KPMG") as Account TAS's independent auditor, and voted to appoint Amper, Politziner & Mattia, P.C. as Account TAS's independent auditor for the fiscal year ended December 31, 2005, effective November 10, 2005. During the two most recent fiscal years and through November 9, 2005, the date that the Board of Managers notified KPMG of their decision not to retain them as Account TAS's auditor, KPMG's audit reports contained no adverse opinion or disclaimer of opinion: nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between Account TAS and KPMG on the accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the disagreement in their reports.

      Account TAS is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding Universal Annuity contracts issued by The Company. Account TAS, established on January 2, 1987, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      This report is prepared for the general information of contract owners and is not an offer of units of Account TAS or shares of Account TAS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account TAS's product(s) offered by The Company.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

      Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset or liability is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at December 31, 2005.

      When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at December 31, 2005.

      The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $158,693,003 and $157,980,490, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $4,897,090 and $5,310,000, respectively, for the year ended December 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At December 31, 2005, Account TAS held 13 open S&P 400 MidCap Index futures contracts expiring in March, 2006. The underlying face value, or notional value, of these contracts at December 31, 2005 amounted to $4,830,800. In connection with these contracts, short-term investments with a par value of $425,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $680,229 and $1,620,091 for the years ended December 31, 2005 and 2004, respectively. These gains (losses) are included in the net realized gain
      (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2005 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

4. CONTRACT CHARGES

      Investment management and advisory fees are paid to TIMCO and calculated daily at an annual rate of 0.35% of Account TAS's average net assets.

      On an annual basis, an asset allocation fee is deducted for asset allocation services. From January 1, 2005 through August 31, 2005 this fee was 1.25% of the average net assets of Account TAS. On September 1, 2005 this fee was reduced to 0.75%. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides asset allocation services to participants in Account TAS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date.

5. NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 2005
                                                                                  -------------------------------------------

                                                                                                   UNIT
                                                                                    UNITS          VALUE         NET ASSETS
                                                                                  ----------      --------      -------------
Total M&E and Rider Charges 1.25%, 3.5% AIR ...................................   19,023,355      $  6.528      $ 124,167,837
                                                                                                                -------------

Net Contract Owners' Equity ...................................................                                 $ 124,167,837
                                                                                                                =============

Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase. Account TAS had no contracts in the payout phase at December 31, 2005.

6. SUPPLEMENTARY INFORMATION
   (Selected data for a unit outstanding throughout each year.)

Total M&E and Rider Charges 1.25%, 3.5% AIR                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                    2005          2004          2003          2002          2001
                                                                    ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income ...................................   $   .095      $   .060      $   .053      $   .050      $   .063
    Operating expenses ........................................       .163          .153          .126          .125          .134
                                                                  --------      --------      --------      --------      --------

    Net investment income (loss) ..............................      (.068)        (.093)        (.073)        (.075)        (.071)

    Unit value at beginning of year ...........................      5.920         5.191         3.967         4.730         4.986
    Net realized and change in unrealized gains (losses) ......       .676          .822         1.297         (.688)        (.185)
                                                                  --------      --------      --------      --------      --------

    Unit value at end of year .................................   $  6.528      $  5.920      $  5.191      $  3.967      $  4.730
                                                                  ========      ========      ========      ========      ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $    .61      $    .73      $   1.22      $   (.76)     $   (.26)
    Ratio of operating expenses to average net assets .........       2.68%         2.85%         2.85%         2.85%         2.85%
    Ratio of net investment income (loss) to average net assets      (1.13)%       (1.73)%       (1.65)%       (1.70)%       (1.53)%
    Number of units outstanding at end of year (thousands) ....     19,023        17,503        12,822        21,164        19,061
    Portfolio turnover rate ...................................        137%           91%           61%          116%           49%

7. SUBSEQUENT EVENTS

      The Company filed a combined prospectus and proxy statement on Form N-14 with the Securities and Exchange Commission on January 27, 2006, regarding Account TAS. If the proxy vote is favorable, Account TAS will be reorganized and restructured as a sub-account of The Travelers Fund U for Variable Annuities which will invest in the MetLife Mid Cap Stock Index Portfolio of the Metropolitan Series Fund, Inc.

      MetLife owned of record and beneficially 53.5% of the outstanding units of Account TAS as of the record date: January 31, 2006.

      MetLife acquired such units in order to help ensure that sufficient votes are cast at the Meetings to meet the applicable quorum requirements, including the 1940 Act requirements for Contract Owner voting noted above. However, the units owned by MetLife will not affect the proportion of voting Contract Owners who vote for or against a Reorganization. More specifically, MetLife will vote the units it owns in the same proportion (for, against, or abstain) to those units for which timely voting instructions are received from Contract Owners.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                               SUMMARY OF HOLDINGS
                                DECEMBER 31, 2005

                                                                        % of net
                                                                         assets
                                                                        --------
COMMON STOCK
Technology..........................................................       13.1
Insurance...........................................................        7.6
Retail..............................................................        7.3
Services............................................................        6.4
Oil Companies.......................................................        5.9
Consumer............................................................        4.5
Healthcare..........................................................        4.2
Electric Utilities..................................................        3.9
Banking.............................................................        3.1
Real Estate.........................................................        3.1
Capital Goods.......................................................        3.0
Chemicals...........................................................        2.8
Transportation Services.............................................        2.8
Pharmaceuticals.....................................................        2.3
Utilities...........................................................        2.2
Automotive..........................................................        1.8
Brokerage...........................................................        1.8
Telecommunications..................................................        1.7
Finance.............................................................        1.6
Food................................................................        1.6
Educational Services................................................        1.4
Aerospace...........................................................        1.2
Industrial Services.................................................        1.2
Medical Supplies....................................................        1.2
Energy..............................................................        1.1
Home Construction...................................................        1.1
Metals..............................................................        1.1
Intergrated Energy..................................................        1.0
Entertainment.......................................................        0.9
Independent Energy..................................................        0.8
Biotechnology.......................................................        0.7
Conglomerates.......................................................        0.6
Multimedia..........................................................        0.6
Airlines............................................................        0.4
Natural Gas Distribution............................................        0.4
                                                                        -------
TOTAL COMMON STOCK..................................................       94.4
                                                                        -------

SHORT-TERM INVESTMENTS..............................................
Commercial Paper....................................................        5.3
United States Treasury..............................................        0.4
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS........................................        5.7
                                                                        -------

TOTAL INVESTMENTS...................................................      100.1
                                                                        -------

Other Assets and Liabilities........................................      (0.1)
                                                                        -------

TOTAL NET ASSETS (100.0%)...........................................      100.0
                                                                        =======

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2005

                                                      NO. OF             FAIR
                                                      SHARES            VALUE
                                                    ----------      ------------
COMMON STOCK (94.4%)
AEROSPACE (1.2%)
  Precision Castparts Corp. (A)                       27,535        $  1,426,588
                                                                    ------------
AIRLINES (0.4%)
  Alaska Air Group, Inc. (A)                          14,812             529,085
                                                                    ------------
AUTOMOTIVE (1.8%)
  Borg Warner, Inc.                                   14,525             880,651
  Lear Corp. (A)                                      10,682             304,010
  Oshkosh Truck                                       14,096             628,541
  PACCAR Inc.                                          5,713             395,511
                                                                    ------------
                                                                       2,208,713
                                                                    ------------
BANKING (3.1%)
  Comerica, Inc. (A)                                   6,154             349,301
  Cullen/Frost Bankers, Inc,                           7,408             397,661
  IndyMac Bancorp Inc.                                13,135             512,528
  Mercantile Bankshares Corp. (A)                      8,619             486,456
  SVB Financial Group                                  9,780             458,095
  The Colonial Bancgroup, Inc. (A)                    16,505             393,149
  WestCorp, Inc.                                      10,513             700,271
  Zions Bancorp.                                       7,392             558,540
                                                                    ------------
                                                                       3,856,001
                                                                    ------------
BIOTECHNOLOGY (0.7%)
  Millennium Pharmaceuticals, Inc. (A)                32,370             313,989
  Protein Design Laboratories, Inc.                   11,486             326,432
  Techne Corp. (A)                                     4,095             229,934
                                                                    ------------
                                                                         870,355
                                                                    ------------
BROKERAGE (1.8%)
  Affiliated Managers Group (A)                        7,139             572,905
  Bear Stearns Companies                               5,790             668,919
  BlackRock, Inc. (Class A)                            4,819             522,765
  SEI Investments Co.                                 14,197             525,289
                                                                    ------------
                                                                       2,289,878
                                                                    ------------
CAPITAL GOODS (3.0%)
  Cummins Inc.                                         4,465             400,644
  Eaton Corp. (A)                                      5,351             358,999
  Flowserve Corp. (A)                                 10,247             405,371
  Harsco Corp.                                         9,332             630,003
  Martin Marietta Materials                            3,888             298,287
  Sandisk Corp.                                       12,935             812,577
  Smith International, Inc.                            9,253             343,379
  Timken Co.                                          14,688             470,310
                                                                    ------------
                                                                       3,719,570
                                                                    ------------
CHEMICALS (2.8%)
  Albemarle Corp.                                      9,336             358,036
  Cytec Industries Inc.                               13,641             649,721
  FMC Corp. (A)                                       15,447             821,317
  KOS Pharmaceuticals, Inc. (A)                        6,086             314,829
  Lubrizol Corp. (A)                                  15,058             653,969
  Lyondell Chemicals Co.                              11,241             267,761
  Vertex Pharmaceuticals, Inc. (A)                    15,994             442,554
                                                                    ------------
                                                                       3,508,187
                                                                    ------------
CONGLOMERATES (0.6%)
  Crane Co. (A)                                        7,364             259,728
  Thermo Electron Corp. (A)                           15,457             465,719
                                                                    ------------
                                                                         725,447
                                                                    ------------
CONSUMER (4.5%)
  American Greetings                                  15,272             335,526
  Church & Dwight Co., Inc.                           10,834             357,847
  Columbia Sportswear Co.                              9,790             467,277
  Dean Foods Co.                                      16,071             605,234
  Energizer Holdings, Inc. (A)                         7,593             378,055
  Glatfelter                                          31,510             447,127
  Harman International Industries Inc.                 4,694             459,308
  HNI Corp.                                            5,519             303,159
  Mohawk Industries Inc. (A)                          10,903             948,343
  Polo Ralph Lauren Corp. (Class A)                    8,469             475,450
  Scotts Miracle-Gro Co. (A)                           9,225             417,339
  Sonoco Products (A)                                  8,236             242,138
  Tupperware Corp.                                     8,740             195,776
                                                                    ------------
                                                                       5,632,579
                                                                    ------------
EDUCATIONAL SERVICES (1.4%)
  Career Education Corp. (A)                          26,540             894,929
  Education Management Corp.                           7,212             241,674
  Scholastic Corp. (A)                                20,744             591,411
                                                                    ------------
                                                                       1,728,014
                                                                    ------------
ELECTRIC UTILITIES (3.9%)
  Black Hills Corp.                                    8,904             308,167
  Energy East Corp. (A)                               29,512             672,874
  IDACORP, Inc. (A)                                   11,655             341,492
  NSTAR                                               26,462             759,459
  Pepco Holdings                                      43,080             963,700
  Pinnacle West Capital Corp.                          6,529             269,974
  PNM Resources, Inc                                  25,239             618,103
  Westar Energy, Inc.                                 16,401             352,621
  Wisconsin Energy Corp.                              15,053             587,970
                                                                    ------------
                                                                       4,874,360
                                                                    ------------
ENERGY (1.1%)
  Peabody Energy Corp.                                15,855           1,306,769
                                                                    ------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF             FAIR
                                                      SHARES            VALUE
                                                    ----------      ------------
ENTERTAINMENT (0.9%)
  Brunswick Corp.                                      9,445        $    384,034
  International Speedway Corp. (A)                    14,278             683,916
                                                                    ------------
                                                                       1,067,950
                                                                    ------------
FINANCE (1.6%)
  American Capital Strategies, Ltd.                   14,528             526,059
  BOK Financial Corp.                                  8,491             385,746
  E*Trade Financial Corp. (A)                         34,768             725,260
  First Marblehead Corp.                              11,410             374,933
                                                                    ------------
                                                                       2,011,998
                                                                    ------------
FOOD (1.6%)
  Bob Evans Farms (A)                                 21,154             487,811
  Darden Restaurants, Inc. (A)                        17,954             698,052
  Pilgrim Pride Corp.                                 13,170             436,717
  Smithfield Foods                                    11,592             354,715
                                                                    ------------
                                                                       1,977,295
                                                                    ------------
HEALTHCARE (4.2%)
  Community Health Systems (A)                        19,267             738,697
  Coventry Health Care Inc. (A)                        8,173             465,534
  Dade Behring Holdings, Inc.                         10,118             413,725
  Endo Pharmaceuticals Holdings (A)                   17,180             519,867
  Health Net, Inc.                                     8,414             433,742
  Intuitive Surgical Inc. (A)                          8,861           1,039,129
  Invitrogen, Inc. (A)                                 6,764             450,753
  Lincare Holdings, Inc.                              16,829             705,303
  Manor Care, Inc.                                     7,426             295,332
  Triad Hospitals, Inc. (A)                            4,816             188,932
                                                                    ------------
                                                                       5,251,014
                                                                    ------------
HOME CONSTRUCTION (1.1%)
  Beazer Homes USA                                     4,504             328,071
  Ryland Group, Inc.                                   6,217             448,432
  Toll Brothers, Inc. (A)                             16,715             579,008
                                                                    ------------
                                                                       1,355,511
                                                                    ------------
INDEPENDENT ENERGY (0.8%)
  Forest Oil Corp.                                     5,927             270,093
  Noble Energy (A)                                    18,713             754,134
                                                                    ------------
                                                                       1,024,227
                                                                    ------------
INDUSTRIAL SERVICES (1.2%)
  Dun & Bradstreet Corp. (A)                           7,200             482,112
  Granite Construction Inc. (A)                        9,480             340,427
  Teleflex, Inc. (A)                                   9,774             635,115
                                                                    ------------
                                                                       1,457,654
                                                                    ------------
INSURANCE (7.6%)
  American Financial Group Inc.                       16,698             639,700
  AmerUs Group                                         6,008             340,473
  Aon Corp.                                            5,786             208,007
  Everest Re Group                                    11,385           1,142,485
  Fidelity National Financial, Inc.                   14,711             541,218
  Fidelity National Title                              2,056              50,064
  First American Corp.                                17,295             783,464
  HCC Insurance Holdings, Inc.                        31,062             921,920
  Leucadia National Corp.                              8,684             412,143
  MGIC Investment Corp.                                9,214             606,465
  Ohio Casualty Corp. (A)                             18,731             530,462
  Old Republic International Corp.                    19,422             510,022
  PMI Group                                           15,508             636,914
  Radian Group, Inc.                                  19,948           1,168,753
  WR Berkley Corp.                                    20,158             959,924
                                                                    ------------
                                                                       9,452,014
                                                                    ------------
INTERGRATED ENERGY (1.0%)
  Equitable Resources, Inc. (A)                       12,720             466,697
  Pinoeer Natural Resources                           14,733             755,361
                                                                    ------------
                                                                       1,222,058
                                                                    ------------
MEDICAL SUPPLIES (1.2%)
  Bausch & Lomb Inc.                                   8,611             584,687
  STERIS Corp. (A)                                    18,323             458,441
  Varian Medical Systems (A)                           9,681             487,342
                                                                    ------------
                                                                       1,530,470
                                                                    ------------
METALS (1.1%)
  Commscope, Inc.                                     24,666             496,527
  Nucor Corp.                                          5,205             347,278
  Southern Copper Corp.                                3,812             255,328
  Worthington Industries                              13,726             263,676
                                                                    ------------
                                                                       1,362,809
                                                                    ------------
MULTIMEDIA (0.6%)
  Entercom Communications Corp.                       13,861             411,256
  Univision Communications, Inc. (A)                  11,642             342,158
                                                                    ------------
                                                                         753,414
                                                                    ------------
NATURAL GAS DISTRIBUTION (0.4%)
  ONEOK, Inc.                                         17,150             456,705
                                                                    ------------
OIL COMPANIES (5.9%)
  Ensco International, Inc.                           24,547           1,088,659
  Grant Prideco, Inc.                                 28,240           1,245,949
  Helmerich & Payne Inc. (A)                          16,243           1,005,604
  Newfield Exploration Co. (A)                        26,507           1,327,205
  Patterson-UTI Energy, Inc. (A)                      35,600           1,173,020
  Southwestern Energy Co.                             23,544             846,171
  Tidewater, Inc.                                     13,651             606,923
                                                                    ------------
                                                                       7,293,531
                                                                    ------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF             FAIR
                                                      SHARES            VALUE
                                                    ----------      ------------
PHARMACEUTICALS (2.3%)
  AmerisourceBergen Corp.                              8,964        $    371,110
  Barr Pharmaceuticals, Inc.(A)                       21,728           1,353,437
  Cephalon, Inc. (A)                                   6,267             405,726
  King Pharmaceuticals, Inc. (A)                      41,131             695,937
                                                                    ------------
                                                                       2,826,210
                                                                    ------------
REAL ESTATE (3.1%)
  AMB Properties Corp.                                 8,970             441,055
  CBL & Associates Properties                          8,087             319,517
  Developers Diversified Realty (A)                   10,532             495,215
  General Growth Properties                           15,749             740,046
  Highwoods Properties, Inc.                          14,141             402,311
  Hospitality Properties Trust                        12,452             499,325
  HRPT Properties Trust                               42,076             435,487
  Mack-Cali Realty Corp. (A)                           5,940             256,608
  Wilmington Trust Co. (A)                             7,066             274,938
                                                                    ------------
                                                                       3,864,502
                                                                    ------------
RETAIL (7.3%)
  Abercrombie & Fitch Co.                              9,038             589,097
  American Eagle Outfitters                           37,169             854,144
  AutoNation Inc (A)                                  18,955             411,892
  Barnes & Noble                                      23,035             982,903
  BJ's Wholesale Club, Inc. (A)                       20,764             613,784
  CDW Corp.                                            6,257             360,215
  Chico's FAS (A)                                     22,254             977,618
  Claire's Stores, Inc.                               33,112             967,533
  Dollar Tree Stores, Inc.                            19,918             476,837
  Foot Locker, Inc. (A)                               16,082             379,374
  Michaels Stores, Inc.                               26,172             925,704
  Pacific Sunwear of California, Inc.                 32,116             800,331
  Rent-A-Center                                       23,742             447,774
  Supervalu, Inc.                                      7,099             230,576
                                                                    ------------
                                                                       9,017,782
                                                                    ------------
SERVICES (6.4%)
  Catalina Marketing Corp. (A)                        13,404             339,791
  Fair Issac Corp.                                    20,661             912,596
  GTECH Holdings Corp. (A)                            20,696             656,891
  Ingram Micro, Inc.                                  24,108             480,472
  Korn/Ferry International (A)                        30,201             564,457
  Manpower, Inc. (A)                                   3,799             176,654
  MPS Group, Inc. (A)                                 53,059             725,317
  Navigant Consulting, Inc.                           18,505             406,740
  Omnicare, Inc.                                      19,834           1,134,901
  Republic Services Inc. (A)                          13,463             505,536
  The Brinks Co.                                       9,806             469,805
  United Rentals, Inc. (A)                            18,505             432,832
  VCA Antech, Inc. (A)                                18,910             533,262
  West Corp. (A)                                      15,139             638,109
                                                                    ------------
                                                                       7,977,363
                                                                    ------------
TECHNOLOGY (13.1%)
  Activision Inc. (A)                                 38,869             534,060
  Alliance Data Systems Corp. (A)                     26,175             931,830
  Ametek, Inc.                                        13,989             595,092
  Amphenol Corp.                                      17,039             754,146
  Arrow-Electronics, Inc. (A)                         19,100             611,773
  Avnet Inc. (A)                                      15,400             368,676
  Banta Corp.                                         10,065             501,237
  Beckman Coulter, Inc.                                6,182             351,756
  Cadence Design Systems (A)                          37,223             629,813
  CheckFree Corp. (A)                                  9,007             413,421
  Cognizant Technology (Class A) (A)                   7,772             391,320
  Computer Sciences Corp. (A)                          5,778             292,598
  DST Systems, Inc. (A)                                8,056             482,635
  Fisher Scientific International Inc. (A)             6,088             376,604
  Intersil Corp (Class A)                             39,100             972,808
  Jabil Circuit (A)                                   18,049             669,437
  Lam Research Corp.                                  29,853           1,065,155
  Mcafee, Inc.                                        17,485             474,368
  MEMC Electronic Materials, Inc.                     16,737             371,059
  Microchip Technology, Inc.                          12,396             398,531
  Micron Technology, Inc.                             48,307             642,966
  Nvidia Corp.                                        11,174             408,521
  Powerwave Technologies, Inc.                        61,828             777,178
  Quanta Services, Inc. (A)                           35,008             461,055
  RF Micro Devices, Inc.                              52,964             286,535
  Thomas & Betts Corp. (A)                            13,935             584,713
  Transaction Systems Architects, Inc. (A)            13,018             374,788
  Triquint Semiconductor,Inc. (A)                     75,391             335,490
  Western Digital Corp. (A)                           66,067           1,229,507
                                                                    ------------
                                                                      16,287,072
                                                                    ------------
TELECOMMUNICATIONS (1.7%)
  Cincinnati Bell, Inc. (A)                           78,194             274,461
  Harris Corp.                                        28,710           1,234,817
  L-3 Communications Holdings Inc. (A)                 2,347             174,499
  NII Holdings, Inc. (A)                              10,695             467,158
                                                                    ------------
                                                                       2,150,935
                                                                    ------------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2005

                                                      NO. OF             FAIR
                                                      SHARES            VALUE
                                                    ----------      ------------
TRANSPORTATION SERVICES (2.8%)
  Arvinmeritor, Inc.                                  21,377        $    307,615
  C.H. Robinson Worldwide, Inc.                        8,535             316,051
  CNF Inc.                                            15,629             873,505
  Expeditors International                             4,855             327,761
  GATX Corp. (A)                                      10,965             395,617
  Overseas Shipholding Group, Inc.                     6,719             338,570
  Ryder Systems Inc. (A)                              16,887             692,705
  Yellow Roadway Corp. (A)                             6,272             279,794
                                                                    ------------
                                                                       3,531,618
                                                                    ------------
UTILITIES (2.2%)
  MDU Resources Group (A)                             32,173           1,053,344
  National Fuel Gas Co. (A)                           13,797             430,328
  Questar Corp. (A)                                   15,817           1,197,347
                                                                    ------------
                                                                       2,681,019
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $104,9111,789)                                               117,228,697
                                                                    ------------
                                                  PRINCIPAL
                                                    AMOUNT
                                                 -----------
SHORT-TERM INVESTMENTS (5.7%)
COMMERCIAL PAPER (5.3%)
  Goldman Sachs,
    4.39% due January 4, 2006                    $ 2,020,000           2,019,756
  Harfus,
    4.39% due January 4, 2006                      1,844,000           1,843,775
  UBS AG,
    4.25% due January 3, 2006                      2,748,000           2,748,000
                                                                    ------------
                                                                       6,611,531
                                                                    ------------

UNITED STATES TREASURY (0.4%)
United States of America Treasury,
3.93% due January 26, 2006 (B)                       425,000             423,947
                                                                    ------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $7,033,007)                                        7,035,478
                                                                    ------------

                                                   NOTIONAL
                                                     VALUE
                                                 -----------
FUTURES CONTRACTS (0.0%)
Midcap 400 Futures
  Exp. March, 2006 (C)                             4,830,800                  --
                                                                    ------------
TOTAL INVESTMENTS (100.1%)
  (COST $111,944,796) (D)                                            124,264,175
                                                                    ------------

  OTHER ASSETS AND LIABILITIES (-0.1%)                                  (96,338)
                                                                    ------------

TOTAL NET ASSETS (100.0%)                                           $124,167,837
                                                                    ============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $425,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 2 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2005, net unrealized appreciation for all securities was $12,319,379. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $14,883,200 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,563,821.

                        See Notes to Financial Statements

FACTORS CONSIDERED BY THE BOARDS OF MANAGERS IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in person meeting on July 20, 2005, the Boards of Managers, including the Non-Interested Managers (together, the "Board") of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, and the Tactical Aggressive Stock Account for Variable Annuities (Together, the "Accounts") approved the investment advisory agreements (the "Agreements") between TIMCO Asset Management Inc. (formerly, Travelers Investment Management Company) ("TIMCO") and each Account. Additionally, as discussed further below, the Board also approved, subject to approval by contract owners, new investment advisory agreements between each Account and Travelers Asset Management International Company LLC ("TAMIC") (the "New Agreements"), as well as sub-advisory agreements between TAMIC and TIMCO with respect to each Account (the "Sub-advisory Agreements"). In voting to approve the Agreements, the Board considered whether the approval of the Agreements would be in the best interests of the Accounts and those contract owners who have amounts invest in the Accounts (the "contract owners"), an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreement and the Sub-advisory Agreements to the contract owners.

As part of the process, legal counsel to the Accounts requested certain information from TIMCO and in response TIMCO provided certain written and oral information to the Board in its consideration of the Agreements. The Board did not identify any one factor, piece of information or written document as all important or controlling, and each Board Member attributed different weight to different factors. Prior to voting, the Board reviewed the proposed continuance of the Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The
Non-Interested Managers also reviewed the proposed continuation of the Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Board concluded that the Agreements were reasonable and fair and in the best interest of the Accounts and the contract owners.

Specifically, the Board considered, among other factors: (a) the nature, extent and quality of the services to be provided by TIMCO under the Agreements; (b) the investment performance of the Accounts; (c) the cost of services to be provided and the profit realized by TIMCO and its affiliates; (d) the extent to which TIMCO realizes economies of scale as each Account grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the contract owners.

CONSIDERATIONS RELEVANT TO ALL ACCOUNTS

With respect to the nature, scope and quality of the services to be provided by TIMCO, the Board considered, and expressed its satisfaction with, the level and depth of knowledge of TIMCO, including the professional experience and qualifications of its personnel. The Board also considered TIMCO's management style and long-term performance record with respect to each Account, as well as TIMCO's financial condition. The Board noted the other responsibilities that TIMCO has to the Accounts, including oversight of general Account compliance with federal and state laws and the implementation of Board directives as they relate to the Accounts. Based on its consideration and review of the foregoing information, the Board determined that the Accounts were likely to benefit from the nature and quality of these services, as well as TIMCO's ability to render such services based on its experience and operations. The Board requested, however, that TAMIC monitor whether personnel changes at TIMCO relating to its pending acquisition by Legg Mason might harm the Accounts.

The Board also examined the fees paid by each Account in light of fees paid to other investment managers by comparable funds and the method of computing each Account's advisory fee. The Board also noted the Mortality and Expense Risk ("M&E") charges paid by each Account to The Travelers Insurance Company ("TIC"), which was until July 1, 2005 an affiliate of TIMCO, and TIC's agreement to provide or arrange for the provision of all administrative services for each Account out of such M&E charges. The Board noted that, as a result, the Accounts normally do not pay any expenses other than advisory fees, M&E charges and applicable fees for the Tactical Asset Allocation Program. After comparing the fees with those of comparable funds as described below and in light of the quality and extent of services to be provided, the costs to be incurred by TIMCO, and the other factors considered, the Board concluded that the level of the fees paid to TIMCO with respect to each Account was fair and reasonable.

The Board reviewed the Accounts' performance records and TIMCO's management styles and long-term performance records with the Accounts and comparable funds. The Board noted that it reviews on a quarterly basis detailed information about the Accounts' performance results and investment strategies. The Board also reviewed various comparative performance data provided to it in connection with its consideration of the renewal of the Agreements, including, among other information, a comparison of each Fund's total return with its respective Lipper index.

In terms of the profits realized by TIMCO from its relationship with the Accounts, the Board noted that it was satisfied that TIMCO 's profits had not been excessive in the past, and that it was not possible to predict how TIMCO's anticipated acquisition by Legg Mason might affect its future profitability.

The Board also considered the effect of the Accounts' size and growth on their performance and fees. The Board considered the effective fees under the Agreement for each Account as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of the Account grow. Specifically, the Board noted that if the Accounts' assets increase over time, the Accounts may realize economies of scale if assets increase proportionally more than certain expenses. Finally, the Board noted the uncommon structure of the Accounts as directly-managed separate accounts, as compared to separate accounts organized as unit investment trusts ("UITs") that invest all of their assets in shares of underlying mutual fund portfolios, and requested that management of TIC and TAMIC consider whether conversion to the more common UIT/underlying fund structure would be appropriate.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Account.

TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the performance of the Account had generally been very good compared to similar funds The Board noted that they were comfortable with TIMCO's management team and its investment process for the Account. The Board also concluded that the Account's advisory fees appeared to be low compared to similar funds. In addition, the Board noted that the advisory and sub-advisory fees did not include breakpoints reducing such fees at higher asset levels, but that, in light of the Account's current investment advisory fees and the Accounts' relatively small size, no breakpoints were necessary at the time.

TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the performance of the Account had been acceptable, and that the Account's advisory fees appeared to be less than those of many comparable funds. In addition, the Board noted that the advisory and sub-advisory fees did not include breakpoints reducing such fees at higher asset levels, but that, in light of the Account's current investment advisory fees and the Accounts' relatively small size, no breakpoints were necessary at the time.

TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

The Board noted that the performance of the Account had generally been above average compared to similar funds, being in the second quartile of performance rankings for the one-, three-, and five-year periods. The Board also concluded that the Account's advisory fees appeared to be low compared to similar funds. In addition, the Board noted that the advisory and sub-advisory fees did not include breakpoints reducing such fees at higher asset levels, but that, in light of the Account's current investment advisory fees and the Accounts' relatively small size, no breakpoints were necessary at the time.

APPROVAL OF NEW AGREEMENTS AND SUB-ADVISORY AGREEMENTS

Notwithstanding the conclusions reached above and the fact that the Board determined that a continuation of each Agreement would be appropriate, the Board further determined to recommend that contract owners vote to approve a New Agreement and a Sub-advisory Agreement for each Account. Contract owner approval of these changes was never obtained, and the New Agreements and Sub-advisory Agreements never took effect.

The Board determined that, while as discussed above it was satisfied with the day-to-day management of each Account by TIMCO, the continued operation of the Accounts with an investment adviser that is not affiliated with TIC, their insurance company depositor, could give rise to ongoing management, operational and administrative difficulties.

The Board also considered the recommendations of management that Deloitte & Touche LLP, the firm that typically serves as the independent registered public accounting firm ("Independent Accountants") for other MetLife-affiliated entities, be retained as the Independent Accountants for the Accounts, and that replacement of the investment adviser would enable the Accounts to retain appropriate Independent Accountants as quickly as possible. Deloitte & Touche LLP could not serve as Independent Accountants to the Accounts if TIMCO continued as their investment advisor because Deloitte was not considered independent of TIMCO.

In addition, the Board considered and was provided with information on the qualifications of TAMIC to provide investment advisory services to the Accounts. Specifically, the Board assessed the ability of TAMIC to oversee the investment and compliance operations of TIMCO, including the TAMIC personnel who would be primarily responsible for such oversight, and determined that TAMIC would be able to effectively perform such oversight. The Board also considered the proposed investment advisory fees for the Accounts, which would be the same as under the Agreements with TIMCO, and determined that the fees were reasonable. In light of the fact that TAMIC had not previously served as investment adviser for the Accounts, the Managers determined that they could not prospectively assess the profits to be realized by TAMIC from its relationship with the Accounts. As to whether economies of scale would be realized as the Accounts grow and whether fee levels reflect any such economies of scale, the Board determined that, in light of the current investment advisory fees, the Accounts' assets, and the inability to assess TAMIC's profitability from the Accounts, no "breakpoints" reducing the fees payable at higher asset levels were necessary at the time. Finally, the Board considered the fact that the terms of each New Agreement, including the fees, would have been identical to those of the current Agreement for that Account, except for the inception date, the express authority for TAMIC to retain sub-advisers, and the provisions relating to annual renewal of the Agreement so that they more precisely mirror the requirements of the 1940 Act.

The Board approved the new Sub-advisory Agreements between TAMIC and TIMCO on behalf of each Account based on many of the same reasons they approved a continuation of the Advisory Agreement between TIMCO and each Account. Specifically, the Board considered TIMCO's strategy for the management of the Accounts, the TIMCO portfolio managers and other personnel that have provided, and would continue to provide, services to the Accounts, and the historical performance of the Accounts as discussed above. The Board also considered the proposed sub-advisory fees for the Accounts, and determined that the fees were reasonable. In light of the fact that TIMCO has not previously served as sub-adviser for the Accounts, the Board determined that they could not prospectively assess the profits that would be realized by TIMCO from its sub-advisory relationship with the Accounts, and that its profitability from its existing position as investment adviser to the Accounts was of limited relevance in assessing the proposed sub-advisory agreements. As to whether economies of scale would be realized as the Accounts grow and whether fee levels reflect any such economies of scale, the Board determined that, in light of the proposed sub-advisory fees, the Accounts' assets, and the inability to assess TIMCO's future profitability from the Accounts, no "breakpoints" reducing the fees payable at higher asset levels were necessary at the time. Finally, the Board considered the terms of each Sub-advisory Agreement, noting that the Sub-advisory Agreements were very similar to the sub-advisory agreements in place for other investment companies and investment company series subject to the oversight of the Board.

CERTAIN MATTERS RELATING TO TIMCO

On June 23, 2005, Citigroup Inc., the parent company of TIMCO, agreed to sell substantially all of its asset management business, including TIMCO, to Legg Mason Inc. ("Legg Mason"). TIMCO is the advisor to TAS, TGIS, and TSB (collectively, the "Accounts"), and the consummation of the aforementioned transaction would result in a change of control of TIMCO and the automatic termination of the Accounts' advisory agreements. In connection with the anticipated change of control of TIMCO, the Board approved new advisory agreements between the Accounts and TIMCO for the Accounts at a special meeting of the Board held on November 10, 2005. In considering the new advisory agreements for the Accounts, the Board met with a representative from TIMCO and received information regarding: the proposed transaction, Legg Mason and its asset management affiliates, and Legg Mason's plans for TIMCO after the closing of the transaction. In approving the new advisory agreements, the Board also took into consideration the factors they considered at a meeting held on July 20, 2005, where the Board approved the previous advisory agreements with TIMCO, with respect to the Accounts. In addition to these factors, the Board also considered:

      o that the new advisory agreements are substantially similar to the Accounts' previous advisory agreements; and

      o the business, experience and reputation of Legg Mason and its asset management affiliates and the prominence of the Legg Mason name in the marketplace for investment advice.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board of Managers, including the Independent Managers, unanimously voted to approve the new advisory agreements between advisory and TIMCO for the Accounts.

OFFICERS AND INTERESTED MANAGERS

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS
                                     TERM OF                                                         IN ACCOUNT  OTHER
                       POSITION(S)   OFFICE AND                                                      COMPLEX     DIRECTORSHIPS OF
                       HELD WITH     LENGTH OF                                                       OVERSEEN    PUBLIC COMPANIES
NAME, ADDRESS AND AGE  ACCOUNTS      TIME SERVED  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS        BY MANAGER  HELD BY MANAGER
---------------------  ------------  -----------  -------------------------------------------------  ----------  ----------------
*Elizabeth Forget      Chairman of   Since        President, Met Investors Advisory LLC (2000 to     66          None
260 Madison Avenue     the Board of  July 2005    present); Executive Vice President (2000 to
11th Floor             Managers,                  present) and Chief Marketing Officer (2003 to
New York, NY 10016     Chief                      present), MetLife Investors Group, Inc;
Age 38                 Executive                  President, TAMIC (July 2005 - present); Senior
                       Officer and                Vice President, Equitable Distributors, Inc. and
                       President                  Vice President, Equitable Life Assurance Society
                                                  of the United States (1996 to 2000).

Paul Cellupica         Secretary     Since        Chief Counsel, Securities Products and             N/A         N/A
MetLife, Inc.          and Chief     July 2005    Regulation, MetLife Inc. (2004 - present); Vice
One MetLife Plaza      Legal                      President and Chief Legal Officer, TAMIC (July
27-01 Queens Plaza     Officer                    2005 - present); Assistant Director, Division of
North                                             Investment Management, U.S. Securities and
Long Island City,                                 Exchange Commission (2001-2004), Senior Special
NY 11101                                          Counsel, Division of Investment Management,
Age 41                                            Securities and Exchange Commission (2000-2001).

Alan C. Leland, Jr.    Principal     Since        Treasurer and Chief Financial Officer; MetLife     N/A         N/A
MetLife Advisers LLC   Accounting    July 2005    Advisers, LLC and Vice President, MetLife, Inc.
501 Boylston Street    Officer                    (1993 - present); Assistant Treasurer, TAMIC
Boston, MA 02116                                  (July 2005 - present)
Age 53

Jeffrey P. Halperin    Interim       Since        Assistant Vice President, Corporate Ethics and     N/A         N/A
Metropolitan Life      Chief         November     Compliance Department, MetLife, Inc. (October
Insurance Company      Compliance    2005         2002-present); Interim Chief Compliance Officer
One MetLife Plaza      Officer                    of funds sponsored by Metlife and its affiliates
27-01 Queens Plaza                                (November 2005-present); Associate, Goldman Sachs
North                                             & Co.(May 2000-July 2001).
Long Island City,
NY 11101
Age 37

NON-INTERESTED MANAGERS

                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS
                                     TERM OF                                                         IN ACCOUNT  OTHER
                       POSITION(S)   OFFICE AND                                                      COMPLEX     DIRECTORSHIPS OF
                       HELD WITH     LENGTH OF                                                       OVERSEEN    PUBLIC COMPANIES
NAME, ADDRESS AND AGE  ACCOUNTS      TIME SERVED  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS        BY MANAGER  HELD BY MANAGER
---------------------  ------------  -----------  -------------------------------------------------  ----------  ----------------
Robert E. McGill, III  Manager       Since 1974   Retired manufacturing executive. Director          39          None
295 Hancock Street                                (1995-2000), Chemfab Corporation (specialty
Williamstown, MA                                  materials manufacturer); Director (1999-2001),
Age 74                                            Ravenwood Winery, Inc.; Director (1999-2003),
                                                  Lydall Inc. (manufacturer of fiber materials);
                                                  Member, Board of Managers (1974-present), six
                                                  Variable Annuity Separate Accounts of The
                                                  Travelers Insurance Company+; Trustee
                                                  (1990-present), five mutual funds sponsored by
                                                  The Travelers Insurance Company.++

Lewis Mandell          Manager       Since 1990   Professor of Finance and Managerial Economics,     39          Director
Manager                                           University at Buffalo since 1998. Dean, School of              (2000-present),
160 Jacobs Hall                                   Management (1998-2001), University at Buffalo;                 Delaware North
Buffalo, NY                                       Member, Board of Managers (1990-present), six                  Corp. (hospitality
Age 62                                            Variable Annuity Separate Accounts of The                      business)
                                                  Travelers Insurance Company+; Trustee
                                                  (1990-present), five mutual funds sponsored by
                                                  The Travelers Insurance Company.++

Frances M. Hawk,       Manager       Since 1991   Private Investor (1997-present). Member, Board of  39          None
CFA, CFP                                          Managers (1991-present), six Variable Annuity
Manager                                           Separate Accounts of The Travelers Insurance
108 Oxford Hill Lane                              Company+; Trustee (1991-present), five mutual
Downingtown, PA                                   funds sponsored by The Travelers Insurance
Age 57                                            Company.++

----------
* Ms. Forget is an "interested person" by virtue of her position as President of TAMIC.

+ In addition to the Accounts, the other three Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and The Travelers Money Market Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

                               INVESTMENT ADVISER

                           TIMCO ASSET MANAGEMENT INC.
                              Stamford, Connecticut
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

                                    CUSTODIAN

                         STATE STREET BANK & TRUST CO(1)
                              Boston, Massachusetts

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Accounts at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended December 31, 2005 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406.

----------
(1) Effective December 1, 2005, State Street Bank & Trust Co. replaced JP Morgan Chase as custodian.

VG-182 (Annual) (12-05) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's prinicipal executive officer, principal financial officer, Principal accounting officer or controller. Please see exhibit (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the registrant has determined that Robert F. McGill III, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as the "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) KPMG LLP, were the auditors for the registrant through November 9, 2005. On November 10, 2005, Amper, Politziner & Mattia], assumed responsibility for the audit of the registrant's annual financial statements. The aggregate fees billed by KPMG LLP, and Amper, Politziner & Mattia, for each of the last two fiscal years for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $60,245 for the year ended December 31, 2004 and $15,000 for the year ended December 31, 2005. These fees are paid by Travelers Life & Annuity, as sponsor of each registrant.

(b)    None.

(c)    None.

(d)    None.

(e)(1) The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors. The policies and procedures require the Committee to approve (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the

       Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s).

       From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies

       Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) No fee incurred on behalf of the accounts.

(f)    Not applicable.

(g)    None.

(h)    Yes.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The code of ethics pursuant to item 2 is attached as EX-99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

(a)(3) Not applicable

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account for Variable Annuities

By: /s/ Elizabeth M. Forget
    Elizabeth M. Forget
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    Elizabeth M. Forget
    Chairman of the Board
    Chief Executive Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date

By: /s/ Alan C. Leland Jr.
    Alan C. Leland Jr.
    Principal Accounting Officer
    Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
    Tactical Aggressive Stock Account for Variable Annuities

Date